SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Nonrelated Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notes Payable	$ 2,409,913	$ 2,529,148
Less deferred loan fees – Ethos Management Inc.		(116,940)
Less current portion	(9,568)	(9,425)
Long-term portion	2,400,345	2,402,783
Ethos Management INC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notes Payable	2,383,059	2,499,999
Mercedes Benz [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notes Payable	$ 26,854	$ 29,149